Investments Investments (Maturities of Available-For-Sale Debt Securities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Investments [Abstract]
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	$ 0
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	1.7
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	7.0
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	0
Available-for-sale Securities, Debt Securities	$ 8.7